Stock Warrants	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stock Warrants	STOCK WARRANTS
At December 31, 2020, warrants to purchase 722,260 shares of Legacy Katapult common stock issued in 2014 had vested to a former lender and investor and remained exercisable. Such warrants were exercisable at a price of $0.49 per share and were exercisable through June of 2024. The warrants did not convey any voting privileges or claims on dividends declared until they were exercised into common stock by the holder. These warrants were exercised on June 9, 2021 in connection with the Merger discussed in Note 1.
At December 31, 2020, warrants to purchase 1,084,618 shares of Legacy Katapult common stock issued in 2017 to a new investor remained exercisable. Such warrants were exercisable at a price of $1.7084 per share and exercisable through April of 2022. The warrants did not convey any voting privileges or claims on dividends declared until they were exercised into common stock by the holder. These warrants were exercised on June 9, 2021 in connection with the Merger discussed in Note 1.
At December 31, 2020, warrants to purchase 36,417 shares of Legacy Katapult common stock that were issued in 2018 to current investors were outstanding and remained exercisable. Such warrants were exercisable at a price of $0.01 per share and were exercisable through April 2023. The warrants did not convey any voting privileges or claims on dividends declared until they were exercised into common stock by the holder. These warrants were exercised on June 9, 2021 in connection with the Merger discussed in Note 1.
At December 31, 2020, warrants to purchase 3,637,536 shares of Legacy Katapult common stock that were issued in 2019 to current investors were outstanding and remained exercisable. Such warrants were exercisable at a price of $0.01 per share and were exercisable through April 2024. The warrants did not convey any voting privileges or claims on dividends declared until they were exercised into common stock by the holder. These warrants were exercised on June 9, 2021 in connection with the Merger discussed in Note 1.
The warrants to purchase the remaining 1,241,675 shares of Legacy Katapult common share were issued in conjunction with the $2,500 of additional convertible notes payable issued in 2019. Due to these warrants being issued in connection with the convertible notes, a beneficial conversion feature was recognized on the issuance date of the instruments. The balance related to this feature was extinguished upon the conversion of the related convertible notes. In accordance with ASC 470-20, a beneficial conversion feature exists if the conversion price is less than the fair value of the shares into which the instrument is convertible at the commitment date. In February and March 2019, when the $2,500 of additional convertible notes were issued, the preferred stock price at fair value was $1.7084. This was greater than the conversion prices of $1.6051 and $1.6068 for the February and March issuances, respectively. This difference multiplied by the number of shares issued was calculated at $151 and recorded as additional paid in capital. Both groups of warrants were exercisable through May 2024. The warrants did not convey any voting privileges or claims on dividends declared until they are exercised into common stock by the holder. These warrants were exercised on June 9, 2021 in connection with the Merger discussed in Note 1.
On December 4, 2020, the Company issued warrants to purchase 4,988,719 Series C-1 Convertible Preferred Shares in conjunction with the issuance of the $50,000 term loan ("Term Loan Warrant") discussed om Note 8. The Term Loan Warrant had an exercise price of $0.01 per share and became exercisable upon the earlier of June 30, 2021 or one minute prior to the occurrence of a liquidation event, which includes a SPAC transaction. The Term Loan Warrant will terminate upon the earlier of December 4, 2027, or immediately prior to the occurrence of a liquidation event, which includes a SPAC transaction. The warrant was carried at its fair value because there were certain put rights that may obligate the Company to repurchase the warrant in the future, based on events that are outside of the control of the Company. The warrant is presented within the Other liabilities line item of the balance sheet. The Term Loan Warrant is presented within the Other Liabilities line item of the balance sheet. As of December 31, 2020, there were 4,988,719 Term Loan Warrants outstanding. Pursuant to the warrant agreement, 1,496,616 warrants were exercised on June 9, 2021 in connection with the Merger discussed in Note 1, with the remaining warrants forfeited in accordance with the warrant agreement.
In connection with the Merger, the Company has 12,832,500 warrants to purchase one share of Katapult common stock outstanding with an exercise price of $11.50 per warrant as of December 31, 2021. These warrants are accounted for as liabilities and recorded at fair value each reporting period and included in Other Liabilities on the consolidated balance sheet. These warrants can be exercised up to five years after the Merger. Of these warrants, 12,500,000 (the “public warrants”) were originally issued in the initial public offering of FinServ (“IPO”) and 332,500 warrants (the “private warrants”) were originally issued in a private placement in connection with the IPO.